Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Schedule Of Rent Expense

2014	$2,227
2015	2,080
2016	1,638
2017	1,608
2018	388
Thereafter	-
$7,941